OTHER LOAN PAYABLE (Details - Other loan payable) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Loans payable	$ 252,476	$ 741,469
Less: other loan payable - current	(488,692)	(467,976)
Thales Canada [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Loans payable	$ 741,168	$ 1,209,445